Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Cash Flows from Operating Activities
Net Income	$ 2,275	$ 1,232	$ 5,595	$ 3,513
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading	0	1	(1)	2
Net (gain) on securities, other than trading	(198)	(32)	(410)	(86)
Net (increase) in trading securities	(10,335)	(7,319)	(7,415)	(1,624)
Provision (recovery) for credit losses (Note 3)	(70)	1,054	146	2,521
Change in derivative instruments – (increase) decrease in derivative asset	2,648	5,863	1,779	(14,158)
Increase (decrease) in derivative liability	(5,367)	(6,918)	(1,683)	15,342
Amortization of premises and equipment	195	198	588	598
Amortization of other assets	32	48	110	152
Amortization of intangible assets	157	154	471	461
Write-down of goodwill	8	0	755	0
Net (increase) decrease in deferred income tax asset	91	(90)	212	132
Net increase (decrease) in deferred income tax liability	24	16	80	(1)
Net (increase) decrease in current income tax asset	53	90	(56)	(492)
Net increase (decrease) in current income tax liability	(43)	(19)	70	(9)
Change in accrued interest – decrease in interest receivable	67	242	267	319
Change in accrued interest – increase (decrease) in interest payable	(32)	14	(434)	(198)
Changes in other items and accruals, net	(2,233)	891	(549)	(5,623)
Net increase in deposits	17,752	19,630	45,947	85,368
Net (increase) decrease in loans	(8,222)	13,713	(19,737)	(20,574)
Net increase (decrease) in securities sold but not yet purchased	(4,243)	724	(159)	4,081
Net increase (decrease) in securities lent or sold under repurchase agreements	4,232	(3,645)	7,661	11,616
Net (increase) decrease in securities borrowed or purchased under resale agreements	(5,480)	(1,979)	2,972	(13,514)
Net increase (decrease) in securitization and structured entities' liabilities	(1,822)	(101)	(2,591)	191
Net Cash Provided by (Used in) Operating Activities	(10,511)	23,767	33,618	68,017
Cash Flows from Financing Activities
Net (decrease) in liabilities of subsidiaries		(5,326)		(8,113)
Proceeds from issuance of covered bonds	1,837		1,837	4,425
Redemption/buyback of covered bonds	(1,860)	(1,371)	(4,074)	(3,868)
Proceeds from issuance of subordinated debt (Note 15)	1,000	1,250	1,000	1,250
Repayment of subordinated debt (Note 4)	(1,250)		(2,250)
Redemption of preferred shares (Note 5)			(756)
Net proceeds from issuance of common shares and sale of treasury shares (Note 5)	71	(15)	172	(48)
Cash dividends and distributions paid	(755)	(516)	(2,234)	(1,974)
Repayment of lease liabilities	(82)	(82)	(244)	(250)
Net Cash (Used in) Financing Activities	(1,039)	(6,060)	(6,549)	(8,578)
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks	300	(950)	(265)	(280)
Purchases of securities, other than trading	(14,397)	(20,449)	(38,783)	(73,897)
Maturities of securities, other than trading	7,266	5,050	21,530	12,539
Proceeds from sales of securities, other than trading	2,998	5,223	19,417	30,556
Premises and equipment – net (purchases)	(124)	(74)	(327)	(273)
Purchased and developed software – net (purchases)	(118)	(125)	(358)	(490)
Acquisitions	0	0	0	(186)
Proceeds from divestitures (Note 12)	63	0	63	0
Net Cash Provided by (Used in) Investing Activities	(4,012)	(11,325)	1,277	(32,031)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	794	(1,385)	(1,929)	379
Net increase (decrease) in Cash and Cash Equivalents	(14,768)	4,997	26,417	27,787
Cash and Cash Equivalents at Beginning of Period	98,593	71,593	57,408	48,803
Cash and Cash Equivalents at End of Period	83,825	76,590	83,825	76,590
Net cash provided by operating activities includes:
Interest paid in the period	1,373	1,974	4,679	7,905
Income taxes paid in the period	650	140	1,476	1,732
Interest received in the period	4,562	5,241	13,936	16,988
Dividends received in the period	$ 415	$ 466	$ 1,255	$ 1,289